SHORT-TERM AND LONG-TERM DEBT (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
		Nov. 10, 2020	Feb. 26, 2020	Apr. 30, 2021		Jan. 31, 2021		Aug. 28, 2022	Aug. 28, 2021	Apr. 30, 2020	Jan. 31, 2020
Accrued interest payable				$ 175,422						$ 22,076
Short-term notes				446,404		$ 716,142	[1]			$ 122,000	$ 609,491
Long-term loan, current				588,067		424,064	[1]				4,166
Long-term loan				1,018,990		890,373					11,940
Promissory Note Three [Member]
Notes payable principal amount				$ 50,000		$ 50,000
Debt issuance date				Aug. 31, 2020		Aug. 31, 2020
Maturity date				Feb. 28, 2021		Feb. 28, 2021
Percentage of debt instrument interest rate				10.00%		10.00%
Promissory Note Two [Member]
Notes payable principal amount				$ 1,200,000		$ 1,200,000			$ 445,200
Debt issuance date				Aug. 28, 2020		Aug. 28, 2020
Maturity date				Aug. 28, 2022		Aug. 28, 2022
Percentage of debt instrument interest rate				12.00%		12.00%
Description of payment terms	[2]			Interest payable monthly with the first six months interest deferred until the 6th month and added to principal.
Promissory Note Two [Member] | Subsequent Event [Member]
Notes payable principal amount								$ 826,800
Promissory Note One [Member]
Notes payable principal amount				$ 425,000		$ 425,000
Debt issuance date				Aug. 28, 2020		Aug. 28, 2020
Percentage of debt instrument interest rate				15.00%		15.00%
Original issue discount				$ 50,000		$ 50,000
Accrued interest payable				825,000	[3]	825,000
Promissory Note [Member]
Notes payable principal amount				$ 60,000		$ 60,000
Maturity date				Sep. 18, 2021
Percentage of debt instrument interest rate				15.00%		15.00%
Original issue discount				$ 5,000		$ 5,000
Loan One [Member]
Debt issuance date				Oct. 08, 2019		Oct. 08, 2019
Maturity date				Jun. 30, 2022		Jun. 30, 2022
Percentage of debt instrument interest rate		13.00%				13.00%
Lump sum payable amount		$ 20,000				$ 20,000
Debt instrument periodic payment				$ 20,000	[4]	$ 20,000
Debt repayment date				Nov. 10, 2010		Feb. 29, 2020
Debt revised date				Feb. 29, 2020		Nov. 10, 2010
Loan One [Member] | Maximum [Member]
Debt instrument periodic payment		5,705
Loan One [Member] | Minimum [Member]
Debt instrument periodic payment		$ 0
SFS Funding Loan [Member]
Notes payable principal amount				$ 389,980		$ 389,980
Debt issuance date				Jan. 08, 2020		Jan. 08, 2020
Maturity date				Jul. 28, 2021	[5]	Apr. 07, 2021
Note payable percentage				24.00%		24.00%
Description of payment terms				Weekly		Weekly
Debt instrument periodic payment				$ 6,006		$ 6,006
Secured equipment net book value											$ 12,379
Forklift Note Payable [Member]
Notes payable principal amount				$ 20,433		$ 20,433
Debt issuance date				Sep. 26, 2018		Sep. 26, 2018
Maturity date				Aug. 31, 2023	[6]	Aug. 31, 2023
Note payable percentage				6.23%		6.23%
Description of payment terms				60 monthly payments		60 monthly payments
Debt instrument periodic payment				$ 395		$ 395
Secured equipment net book value				11,650		15,293
Vehicle Loan [Member]
Notes payable principal amount				$ 93,239
Debt issuance date				Feb. 16, 2021
Note payable percentage				2.90%
Description of payment terms				72 monthly payments
Debt instrument periodic payment				$ 1,414
Secured equipment net book value				94,316
Vehicle Loan One [Member]
Notes payable principal amount				$ 59,711
Debt issuance date				Mar. 20, 2021
Note payable percentage				7.89%
Description of payment terms				72 monthly payments
Debt instrument periodic payment				$ 1,048
Secured equipment net book value				87,575
Demand Loan [Member]
Notes payable principal amount						$ 122,000
Debt issuance date						Aug. 19, 2019
Note payable percentage						25.00%
Maturity date, description						5% fee on outstanding balance
Demand Loan [Member] | Preferred Series C [Member]
Notes payable principal amount			$ 122,000
Exchange amount			$ 22,076
Demand Loan One [Member]
Notes payable principal amount				$ 5,000		$ 5,000
Debt issuance date				Feb. 01, 2020		Feb. 01, 2020
Note payable percentage				15.00%		15.00%
Maturity date, description				5% fee on outstanding balance		5% fee on outstanding balance
Demand Loan Two [Member]
Notes payable principal amount				$ 2,500		$ 2,500
Debt issuance date				Mar. 08, 2019		Mar. 08, 2019
Note payable percentage				25.00%		25.00%
Maturity date, description				5% fee on outstanding balance		5% fee on outstanding balance
Demand Loan Three [Member]
Notes payable principal amount				$ 65,500		$ 65,500
Note payable percentage				25.00%		25.00%
Maturity date, description				5% fee on outstanding balance		5% fee on outstanding balance
Long-Term Loans [Member]
Long-term loan, current				$ 3,812		$ 4,064
Long-term loan				11,269		12,269
Long-Term Loans [Member]
Long-term loan, current				0		0
Long-term loan				102,168		102,168
Long-Term Loans [Member]
Long-term loan, current				420,000		1,200,000
Long-term loan				1,200,000		420,000
Long-Term Loans [Member]
Long-term loan, current				8,077
Long-term loan				59,711
Long-Term Loans [Member]
Long-term loan, current				14,515
Long-term loan				$ 92,246
Working Capital Note Payable One [Member]
Notes payable principal amount						$ 200,000
Debt issuance date						Oct. 25, 2019
Maturity date						Jan. 25, 2020
Note payable percentage						10.00%
Percentage of debt instrument interest rate						7.00%
Debt fees						$ 4,173
Debt instrument periodic payment						$ 20,417
Debt repayment date						Feb. 05, 2020
Loan Two [Member]
Debt issuance date						Oct. 14, 2019
Maturity date						Apr. 14, 2020
Percentage of debt instrument interest rate						35.50%
Debt fees						$ 7,200
Debt instrument periodic payment						$ 11,200
Loan Payable [Member]
Description of payment terms						Loan including accrued interest payable in 2 installments, $445,200 payable August 28, 2021 and $826,800 payable August 28, 2022.

[1]	Derived from audited information
[2]	Secured by all assets of the Company. Loan payable in 2 instalments, $445,200 payable August 28, 2021 and $826,800 payable August 28, 2022
[3]	Financing event would be a sale or issuance of assets, debt, shares or any means of raising capital. As the Company expects to enter into such a transaction within the calendar year this loan is treated as current.
[4]	On November 10, 2020 the Company amended the agreement extending the maturity to June 30, 2022 from April 8, 2021 and changing monthly payments to $0 from $5,705 and interest rate from 13% to a $20,000 lump sum payable at maturity.
[5]	The amounts due under the note are personally guaranteed by an officer or a director of the Company.
[6]	Secured by equipment having a net book value of $11,650